Leases - Schedule of Future Minimum lease Payments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 12,546
2021	8,840
2022	5,130
2023	4,905
2024	4,297
Thereafter	23,072
Total lease payments	58,790
Less: Imputed interest	(16,459)
Total operating lease liabilities	$ 42,331